Business Dispositions (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discontinued Operations Income Statement Disclosures (Table Amounts) [Abstract]
Earnings (loss) from discontinued operations, net of tax	$ 149	$ 252	$ (2,280)
Assets
Current Assets	13,801	12,581
Property, plant, and equipment, net	3,045	2,891
Goodwill	12,376	12,376	12,368
Other assets	1,076	1,020
Total assets of discontinued operations	5,212	5,035	4,687
Liabilities
Trade accounts payable	1,573	1,609
Other current liabilities	1,763	1,251
Total current liabilities	10,027	8,772
Total liabilities of discontinued operations	2,792	2,822
Shipbuilding Segment
Discontinued Operations Income Statement Disclosures (Table Amounts) [Abstract]
Sales and service revenues	6,711	7,740	7,761
Earnings (loss) from discontinued operations	229	345	(2,216)
Income tax expense	(95)	(111)	(90)
Earnings (loss), net of tax	134	234	(2,306)
Gain on divestitures	10	446	66
Income tax benefit (expense)	5	(428)	(40)
Gain from discontinued operations, net of tax	15	18	26
Earnings (loss) from discontinued operations, net of tax	149	252	(2,280)
Assets
Current Assets	1,315	1,162
Property, plant, and equipment, net	1,997	1,977
Goodwill	1,141	1,141
Other assets	759	755
Total assets of discontinued operations	5,212	5,035
Liabilities
Trade accounts payable	274	312
Other current liabilities	955	868
Total current liabilities	1,229	1,180
Long-term liabilities	1,563	1,642
Total liabilities of discontinued operations	$ 2,792	$ 2,822